Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 1 - 2 Years
Software	1 - 3 Years

Schedule of earnings per share, basic and diluted

	Year Ended December 31, 2018	Year Ended December 31, 2017
Net loss for basic and diluted net loss per share of common stock	$(2,349,002)	$(919,198)
Weighted average common stock outstanding – basic and diluted	39,600,000	54,000,000
Net loss per common share - basic and diluted	$(0.06)	$(0.02)